RELATED PARTY DISCLOSURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits		$ 5,012	$ 4,601
Fees		691	696
Stock-based compensation		(522)	3,792
Post-employment benefits		64	64
Total remuneration		5,245	9,153
Changes in fair value of cash-settled plans		$ 1,457	$ (5,300)
Total for all related parties
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 500